Issued Capital (Details) - Schedule of Issued Capital - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Issued Capital (Details) - Schedule of Issued Capital [Line Items]
Issued Capital (in Dollars)	$ 223,152,985	$ 213,971,323	$ 213,787,061
Ordinary shares [member]
Issued Capital (Details) - Schedule of Issued Capital [Line Items]
Issued Capital	223,152,985	213,971,323	213,787,061
Issued Capital (in Dollars)	$ 223,152,985	$ 213,971,323	$ 213,787,061	$ 197,447,990
Options [Member]
Issued Capital (Details) - Schedule of Issued Capital [Line Items]
Issued Capital